Consolidated statements of changes in equity - USD ($) shares in Thousands, $ in Thousands	Share capital [Member]	Preferred Share capital [Member]	Equity reserve [Member]	Foreign currency translation reserve [Member]	Deficit [Member]	Attributable to shareholders of the Company [Member]	Non-controlling Interests [Member]	Total
Balance at Dec. 31, 2017	$ 207,012		$ 34,760	$ 6,284	$ (159,998)	$ 88,058		$ 88,058
Balance, shares at Dec. 31, 2017	41,497
Net loss for the year					(10,678)	(10,678)		(10,678)
Other comprehensive income (loss) for the year				257	551	808		808
Share-based payments			2,149			2,149		2,149
Exercise of options and warrants	$ 5,931		(2,072)			3,859		3,859
Exercise of options and warrants, shares	1,905
Balance at Dec. 31, 2018	$ 212,943		34,837	6,541	(170,125)	84,196		84,196
Balance, shares at Dec. 31, 2018	43,402
Net loss for the year					(32,653)	(32,653)	(1,587)	(34,240)
Other comprehensive income (loss) for the year				154	(1,051)	(897)		(897)
Joint venture agreement (Note 18)					691	691	14,309	15,000
San Felipe property option transaction costs	$ 600					600		600
San Felipe property option transaction costs, shares	452
Acquisition of Pershing Gold Corporation (Note 6)	$ 38,604	$ 5,714	1			44,319		44,319
Acquisition of Pershing Gold Corporation (Note 6), shares	24,849	3,678
Subscription agreement with Sandstorm Gold Ltd. (Note 16)	$ 7,371					7,371		7,371
Subscription agreement with Sandstorm Gold Ltd. (Note 16), shares	4,785
Conversion of convertible loans payable (Note 10)	$ 4,284					4,284		4,284
Conversion of convertible loans payable (Note 10), shares	2,764
Warrants issued on acquisition transaction costs			471			471		471
Warrants issued on financing transaction costs			149			149		149
Reclassification of derivative warrant liability (Note 10)			680			680		680
Non-brokered private placement (Note 16)	$ 9,468		141			9,609		9,609
Non-brokered private placement (Note 16), shares	3,955
Shares and warrants issued on joint venture transaction costs	$ 697		202			899		899
Shares and warrants issued on joint venture transaction costs, shares	223
Conversion of preferred shares	$ 5,553	$ (5,553)
Conversion of preferred shares, shares	3,574	(3,574)
Share-based payments			3,384			3,384		3,384
Exercise of options, warrants, and deferred share units	$ 4,992		1,804			3,188		3,188
Exercise of options, warrants, and deferred share units, shares	2,603
Balance at Dec. 31, 2019	$ 284,512	$ 161	$ 38,061	$ 6,695	$ (203,138)	$ 126,291	$ 12,722	$ 139,013
Balance, shares at Dec. 31, 2019	86,607	104